Fees Summary	Aug. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,395,000.00
Previously Paid Amount	0.00
Total Fee Amount	606.95
Total Offset Amount	0.00
Net Fee	606.95
Narrative - Max Aggregate Offering Price	$ 4,395,000.00
Final Prospectus	true